Summary of Significant Accounting Policies, Estimates and Judgments - Summary of Optional Designations Transition to IFRS 9 (Detail) - CAD ($) $ in Millions	Nov. 01, 2017	Oct. 31, 2017
Amortized cost to Fair value through profit or loss designated [member] | Deposits [member]
Financial liabilities:
IFRS 9 Carrying amount	$ 295
IAS 39 Carrying amount		$ 324
IFRS 9 Measurement category	FVTPL (designated)
IAS 39 Measurement category		Amortized cost
Available-for-sale to Fair value through other comprehensive income (designated) [member] | Investment Securities [member]
Financial assets:
IFRS 9 Carrying amount	$ 384
IAS 39 Carrying amount		$ 384
IFRS 9 Measurement category	FVOCI (designated)
IAS 39 Measurement category		Available for sale
Loans and receivables to Fair value through profit or loss designated [member] | Loans [member]
Financial assets:
IFRS 9 Carrying amount	$ 1,368
IAS 39 Carrying amount		$ 1,263
IFRS 9 Measurement category	FVTPL (designated)
IAS 39 Measurement category		Loans and receivables